Income Taxes - Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]
Federal:
Federal, Current	$ 146,164	$ 97,834	$ 105,664		$ 45,610	$ 47,272	$ 44,760
Federal, Deferred	(143,582)	(33,808)	(108,002)		(3,768)	(4,812)	(4,390)
Federal, Total	2,582	64,026	(2,338)
Current
Federal	146,164	97,834	105,664		45,610	47,272	44,760
State	15,348	15,739	18,334		4,143	5,934	8,370
Rest of World	5,653	4,770	5,550		651	(533)	(55)
Current Income Tax Expense (Benefit), Total					50,404	52,673	53,075
State:
State, Current	15,348	15,739	18,334		4,143	5,934	8,370
State, Deferred	(10,186)	(5,909)	(11,501)		(2,173)	463	(406)
State, Total	5,162	9,830	6,833
Deferred
Federal	(143,582)	(33,808)	(108,002)		(3,768)	(4,812)	(4,390)
State	(10,186)	(5,909)	(11,501)		(2,173)	463	(406)
Rest of World	(1,424)	(8,390)	(2,223)		(1,430)	(50)	(260)
Net provision for income tax deferred					(7,371)	(4,399)	(5,056)
Actual income tax provision	11,973	70,236	7,822	22,469	43,033	48,274	48,019
Foreign:
Foreign, Current	5,653	4,770	5,550		651	(533)	(55)
Foreign, Deferred	(1,424)	(8,390)	(2,223)		(1,430)	(50)	(260)
Foreign, Total	4,229	(3,620)	3,327
Actual income tax provision	$ 11,973	$ 70,236	$ 7,822	$ 22,469	$ 43,033	$ 48,274	$ 48,019